Segment Information	12 Months Ended
Dec. 31, 2021
5. Segment Information
Segment Information
5.

SEGMENT INFORMATION
Emera manages its reportable segments separately due in part to their different operating, regulatory and geographical environments. Segments are reported based on each subsidiary’s contribution of revenues, net income attributable to common shareholders and total assets, as reported to the Company’s chief operating decision maker.

Emera’s
five

reportable segments are Florida Electric Utility,

Canadian Electric
Utilities, Other Electric Utilities, Gas Utilities and Infrastructure,

and Other.
Florida Canadian Other
Gas Utilities Inter-
Electric Electric Electric and Segment
millions of Canadian dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2021

Operating revenues from
external customers (1)
$

2,718 $

1,501 $

445 $

1,276 $ (175) $

-
$

5,765
Inter-segment revenues
(1)
6 - - 4

18 (28)

-

Total operating revenues

2,724

1,501

445

1,280 (157) (28)

5,765
Regulated fuel for generation
and purchased power

894

654

218 - - (3)

1,763
Regulated cost of natural gas - - -

472 - -

472
OM&G

536

291

140

325

93 (16)

1,369
Depreciation and amortization

469

246

58

121 8 -

902
Income from equity investments -

103 4

20

16 -

143
AFUDC - debt and equity

77 8 - 7 - -

92
Interest expense, net

138

132

21

51

269 -

611
Internally allocated interest (2) - - -

13 (13) - -
Income tax expense (recovery)

72 9 1

62 (150) - (6)
Net income (loss) attributable to
common shareholders

462

241

21

198 (412) -

510
Capital expenditures

1,331

366

111

515 5 -

2,328
As at December 31, 2021
Total assets

17,903

7,418

1,402

6,666

2,034 (1,179)

(3)

34,244
Investments subject to
significant influence
-

1,215

44

123 - -

1,382
Goodwill

4,436 -

68

1,189 3 -

5,696
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation

except for certain
transactions between non-regulated and regulated entities

that have not been eliminated because management

believes the
elimination of these transactions would understate

property, plant and equipment, OM&G expenses, or regulated fuel for generation
and purchased power. Inter-company transactions that have not been eliminated are measured at the amount of

consideration
established and agreed to by the related parties.

Eliminated transactions are included in determining

reportable segments.
(2) Segment net income is reported on a basis

that includes internally allocated financing

costs.
(3) Primarily relates to consolidated deferred tax reclassifications.

Deferred tax assets are reclassified and

netted with deferred tax
liabilities upon consolidation.
Florida Canadian Other
Gas Utilities Inter-
Electric Electric Electric and Segment
millions of Canadian dollars Utility Utilities Utilities Infrastructure Other Eliminations Total
For the year ended December 31, 2020

Operating revenues from
external customers
(1)
$

2,473 $

1,494 $

474 $

1,051 $

14 $

-
$

5,506
Inter-segment revenues
(1)
7 - - 7

15 (29)

-

Total operating revenues

2,480

1,494

474

1,058

29 (29)

5,506
Regulated fuel for generation
and purchased power

574

659

194 - - (7)

1,420
Regulated cost of natural gas - - -

293 - -

293
OM&G

552

282

151

334

115 (15)

1,419
Depreciation and amortization

455

236

71

111 8 -

881
Income from equity investments -

96 4

20

29 -

149
AFUDC - debt and equity

54 4 1 9 - -

68
Interest expense, net

151

139

32

56

301 -

679
Internally allocated interest (2) - - -

13 (13) - -
Gain on sale, net of
transactions costs

585

585
Impairment charges - - - - (25) - (25)
Income tax expense (recovery)

89

17 (8)

51

192 -

341
Net income attributable to
common shareholders

501

221

35

162

19 -

938
Capital expenditures

1,361

338

148

749 4 -

2,600
As at December 31, 2020
Total assets

16,889

6,752

1,365

6,067

1,234 (1,073)

(3)

31,234
Investments subject to
significant influence
-

1,176

41

129 - -

1,346
Goodwill

4,455 -

68

1,194 3 -

5,720
(1) All significant inter-company balances and inter-company transactions have been eliminated on consolidation

except for certain
transactions between non-regulated and regulated entities

that have not been eliminated because management

believes the
elimination of these transactions would understate

property, plant and equipment, OM&G expenses, or regulated fuel for generation
and purchased power. Inter-company transactions that have not been eliminated are measured at the amount of

consideration
established and agreed to by the related parties.

Eliminated transactions are included in determining

reportable segments.
(2) Segment net income is reported on a basis

that includes internally allocated financing costs.
(3) Primarily relates to consolidated deferred tax reclassifications.

Deferred tax assets are reclassified and

netted with deferred tax
liabilities upon consolidation.
Geographical Information
Revenues
(based on country of origin of the product

or service sold)
For the Year ended December 31
millions of Canadian dollars 2021 2020
United States $

3,754 $

3,522
Canada

1,566

1,569
Barbados

292

263
The Bahamas

110

112
Dominica

43

40
$

5,765 $

5,506
Property Plant and Equipment:
As at

December 31 December 31
millions of Canadian dollars 2021 2020
United States $

14,978 $

14,353
Canada

4,440

4,304
Barbados

535

510
The Bahamas

322

289
Dominica

78

79
$

20,353 $

19,535